Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation
		Country of	Statements of Operations
Company name	Vessel name	incorporation	2018	2017	2016
Libra Shipping Enterprises Corporation(5)	Navios Libra II	Marshall Is.	1/01 – 12/14	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation(6)	Navios Felicity	Marshall Is.	1/01 – 12/04	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation(1)	Navios Gemini S	Marshall Is.	—	1/01 – 12/21	1/01 – 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A.(2)	Navios Apollon	Marshall Is.	—	1/01 – 4/21	1/01 – 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	12/30 – 12/31
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01 – 12/31	6/09 – 12/31	—
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 12/31	6/07 – 12/31	—
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 12/31	7/10 – 12/31	—
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01 – 12/31	7/17 – 12/31	—
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 12/31	9/20 – 12/31	—
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 12/31	8/11 – 12/31	—
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 12/31	8/21 – 12/31	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation(3)	YM Utmost	Marshall Is.	1/01 – 7/02	1/01 – 12/31	1/01 – 12/31
Limestone Shipping Corporation(3)	YM Unity	Marshall Is.	1/01 – 7/02	1/01 – 12/31	1/01 – 12/31
Dune Shipping Corp.(4)	MSC Cristina	Marshall Is.	—	1/01 – 1/12	1/01 – 12/31
Citrine Shipping Corporation	—	Marshall Is.	—	—	—
Cavalli Navigation Inc.	—	Marshall Is.	—	—	—
Seymour Trading Limited	Navios Altair I	Marshall Is.	6/07 – 12/31	—	—
Goldie Services Company	Navios Symmetry	Marshall Is.	5/21 – 12/31	—	—
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	5/09 – 12/31	—	—
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	8/31 – 12/31	—	—
Triangle Shipping Corporation	Navios Mars	Marshall Is.	8/31 – 12/31	—	—
Chartered-in vessels
Cavos Navigation Co.	Navios Libra	Marshall Is.	—	—	—
Other
Prosperity Shipping Corporation	—	Marshall Is.	—	—	—
Aldebaran Shipping Corporation	—	Marshall Is.	—	—	—
JTC Shipping and Trading Ltd.(7)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31

(1)  The vessel was sold on December 21, 2017 (see Note 7 – Vessels, net).

(2)  The vessel was sold on April 21, 2017 (see Note 7 – Vessels, net).

(3)  The vessels were sold on July 2, 2018 (see Note 7 – Vessels, net).

(4)  The vessel was sold on January 12, 2017 (see Note 7 – Vessels, net).

(5)  The vessel was sold on December 14, 2018 (see Note 7 – Vessels, net).

(6)  The vessel was sold on December 4, 2018 (see Note 7 – Vessels, net).

(7)  Not a vessel-owning subsidiary and only holds right to charter-in contracts.